UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


               For the monthly distribution period from
                April 26, 2007 to May 25, 2007

        Commission File Number of issuing entity:  333-134461-06

            Novastar Mortgage Funding Trust, Series 2007-1
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-134461

                   Novastar Mortgage Funding Corporation
         (Exact name of depositor as specified in its Charter)

                  Novastar Mortgage Funding Inc.
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                             48-1195807
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                92705
                              (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (816) 237-7000
                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class A-1A             [ ]             [ ]             [X]        Not Applicable
Class A-2A1            [ ]             [ ]             [X]        Not Applicable
Class A-2A2            [ ]             [ ]             [X]        Not Applicable
Class A-2B             [ ]             [ ]             [X]        Not Applicable
Class A-2C             [ ]             [ ]             [X]        Not Applicable
Class A-2D             [ ]             [ ]             [X]        Not Applicable
Class M-1              [ ]             [ ]             [X]        Not Applicable
Class M-2              [ ]             [ ]             [X]        Not Applicable
Class M-3              [ ]             [ ]             [X]        Not Applicable
Class M-4              [ ]             [ ]             [X]        Not Applicable
Class M-5              [ ]             [ ]             [X]        Not Applicable
Class M-6              [ ]             [ ]             [X]        Not Applicable
Class M-7              [ ]             [ ]             [X]        Not Applicable
Class M-8              [ ]             [ ]             [X]        Not Applicable
Class M-9              [ ]             [ ]             [X]        Not Applicable


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On May 25, 2007 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2007-1, NovaStar Home Equity Loan Asset-Backed Certificates, Series 2007-1

         The distribution report is attached Exhibit 99.1 to this Form 10-D.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.

         In March 2002, an action was filed against NovaStar Home Mortgage, Inc. ("NHMI") in Superior Court of Orange County, California entitled American Interbanc Mortgage, LLC v. NovaStar Home Mortgage, Inc. et. al. In the action, the plaintiff alleged that NHMI and two other mortgage companiesengaged in false advertising and unfair competition under a California statute permitting lawsuits by a competitor. On May 4, 2007, a jury returned a verdict by a 9-3 vote awarding plaintiff $15.9 million. Such award may be trebled under the applicable California statute. The award is joint and several against the three
         defendants including NHMI.   It is unknown if the other two defendants
         have the financial ability to pay any of the award. NHMI is currently reviewing its alternatives and will first ask the trial court to overturn the verdict because NHMI does not believe the verdict is supported by the facts. Absent such a decision NHMI is currently reviewing its various options for appeal. There can be no assurances that these efforts will be successful. At this time, the trial court has not entered a judgment. Furthermore, NHMI has a variety of alternative legal steps that can be taken. As such, it is too early in the process to determine that a liability is probable nor estimatable, therefore, NovaStar Financial, Inc. ("NFI") has not recorded any liability or corresponding charge to earnings related to this case.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
        (a) The following is a list of documents filed as part of this Report on Form 10-D:

            Monthly Statement to Noteholders on May 25, 2007 is
            Filed as Exhibit 99.1 hereto.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.








                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                       NovaStar Mortgage Funding Corporation
                                       (Depositor)

                                           /s/ Matt Kaltenrieder
                                           Name: Matt Kaltenrieder
                                           Title:  Vice President

     Date:  May 30, 2007


EXHIBIT INDEX

Exhibit Number

   EX-99.1 Monthly report distributed to holders.